Financial risk management - Summary of financial assets and the insurance contracts assets and liabilities of the Company by main currency (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure in tabular form of financial asset and financial liabilities by main currency [line items]
Cash and cash equivalents	S/ 14,035,949	S/ 12,615,226
Investments at fair value through profit or loss	2,086,869	1,919,768
Financial assets, debt instruments measured at fair value through other comprehensive income	21,662,651	20,724,892
Investments at amortized cost	70,078,996	67,579,297
Insurance contracts assets-
Life reinsurance held assets	57,182	18,602
Insurance contracts liabilities-
Life insurance issued liabilities	13,058,772	12,522,352
Life reinsurance held	16,776	6,354
Currency risk [member]
Disclosure in tabular form of financial asset and financial liabilities by main currency [line items]
Cash and cash equivalents	482,544	203,945
Investments at fair value through profit or loss	574,220	376,649
Financial assets, debt instruments measured at fair value through other comprehensive income	13,952,057	13,268,028
Investments at amortized cost	25,904	24,838
Insurance contracts assets-
Life reinsurance held assets	17,078	18,602
Insurance contracts liabilities-
Life insurance issued liabilities	13,058,772	12,522,352
Life reinsurance held	4,482	1,968
US Dollar [member]
Disclosure in tabular form of financial asset and financial liabilities by main currency [line items]
Cash and cash equivalents	9,784,117	8,615,546
Insurance contracts assets-
Life reinsurance held assets	2,056	207
US Dollar [member] | Currency risk [member]
Disclosure in tabular form of financial asset and financial liabilities by main currency [line items]
Cash and cash equivalents	181,399	72,053
Investments at fair value through profit or loss	570,928	372,064
Financial assets, debt instruments measured at fair value through other comprehensive income	4,391,332	4,205,803
Insurance contracts assets-
Life reinsurance held assets	2,056	207
Insurance contracts liabilities-
Life insurance issued liabilities	3,604,846	3,940,738
Life reinsurance held	4,898
Sol [member]
Disclosure in tabular form of financial asset and financial liabilities by main currency [line items]
Cash and cash equivalents	3,963,653	3,676,441
Insurance contracts assets-
Life reinsurance held assets	55,126	18,395
Sol [member] | Currency risk [member]
Disclosure in tabular form of financial asset and financial liabilities by main currency [line items]
Cash and cash equivalents	301,145	131,892
Investments at fair value through profit or loss	3,292	4,585
Financial assets, debt instruments measured at fair value through other comprehensive income	9,560,725	9,062,225
Investments at amortized cost	25,904	24,838
Insurance contracts assets-
Life reinsurance held assets	15,022	18,395
Insurance contracts liabilities-
Life insurance issued liabilities	9,453,926	8,581,614
Life reinsurance held	S/ 416	S/ 1,968